GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, Wisconsin 53202-3580

Telephone:  (414) 273-3500  Fax:  (414) 273-5198

July 5, 2005

VIA EDGAR

Securities and Exchange Commission

450 5th Street, N.W.

Washington, D.C.  20549

RE:

ICAP Funds, Inc. (the “Fund”) (Registration No. 333-125285)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of the prospectus and statement of additional information that would have been filed by the Fund pursuant to 497(b) upon the effectiveness of Fund's registration statement on Form N-14 would not have differed from that contained in Fund's pre-effective amendment number 1, which is the most recent amendment to such registration statement and which was filed electronically on June 30, 2005.

Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Steven L. Scrogham

Steven L. Scrogham

cc:

Pamela H. Conroy

Michael Yanke

Carol A. Gehl